FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08788
                                  ------------

                  TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.
                -------------------------------------------------
               (Exact name of registrant as specified in charter)

       500 EAST BROWARD BLVD., SUITE 2100, FORT LAUDERDALE, FL 33394-3091
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               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
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                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (954) 527-7500
                                                    ---------------

Date of fiscal year end:   03/31
                         -----------

Date of reporting period:  6/30/09
                          ----------


ITEM 1. SCHEDULE OF INVESTMENTS.


Templeton Russia and East European Fund, Inc.

QUARTERLY STATEMENT OF INVESTMENTS
JUNE 30, 2009

CONTENTS

Statement of Investments .................................................     3
Notes to Statement of Investments ........................................     5

                    (FRANKLIN TEMPLETON INVESTMENTS(R) LOGO)

                      Franklin - TEMPLETON - Mutual Series


                     Quarterly Statement of Investments | 1

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Templeton Russia and East European Fund, Inc.

STATEMENT OF INVESTMENTS, JUNE 30, 2009 (UNAUDITED)

                                                                            COUNTRY         SHARES        VALUE
                                                                         -------------   -----------   -----------
       COMMON STOCKS 88.1%
       BEVERAGES 3.3%
(a)    Synergy Co. ...................................................      Russia           124,722   $ 2,156,226
                                                                                                       -----------
       CHEMICALS 1.8%
       Acron JSC .....................................................      Russia            51,695     1,180,246
                                                                                                       -----------
       COMMERCIAL BANKS 6.7%
       Sberbank RF ...................................................      Russia         3,460,833     4,377,954
                                                                                                       -----------
       DIVERSIFIED TELECOMMUNICATION SERVICES 9.5%
       Sibirtelecom ..................................................      Russia        41,437,906       890,915
       Uralsvyazinform ...............................................      Russia        59,201,000       829,998
(a)    Vimpel-Communications, ADR ....................................      Russia           308,960     3,636,459
       VolgaTelecom ..................................................      Russia           731,835       831,081
                                                                                                       -----------
                                                                                                         6,188,453
                                                                                                       -----------
       ENERGY EQUIPMENT & SERVICES 4.3%
       OAO TMK .......................................................      Russia           354,195       875,472
       OAO TMK, GDR ..................................................      Russia           189,000     1,948,590
                                                                                                       -----------
                                                                                                         2,824,062
                                                                                                       -----------
       FOOD PRODUCTS 8.4%
(a)    Kernel Holding SA .............................................    Luxembourg         362,000     3,605,453
(a)    MHP SA, GDR ...................................................      Ukraine           80,900       683,605
(a, b) MHP SA, GDR, 144A .............................................      Ukraine          137,200     1,159,340
                                                                                                       -----------
                                                                                                         5,448,398
                                                                                                       -----------
       INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.2%
(a)    TGC-5 JSC .....................................................      Russia       517,838,821       142,861
                                                                                                       -----------
       MEDIA 3.9%
(a)    CTC Media Inc. ................................................   United States       215,379     2,545,780
                                                                                                       -----------
       METALS & MINING 14.5%
       Cherepovets Mk Severstal ......................................      Russia         1,071,370     5,946,103
       Mechel OAO, ADR ...............................................      Russia           383,105     3,198,927
(a)    South-Ural Nickel Factory .....................................      Russia             1,050       188,475
       Vsmpo-Avisma Corp. ............................................      Russia             1,400        93,864
                                                                                                       -----------
                                                                                                         9,427,369
                                                                                                       -----------
       OIL, GAS & CONSUMABLE FUELS 13.4%
       Gazprom, ADR ..................................................      Russia           210,500     4,268,940
       LUKOIL Holdings, ADR ..........................................      Russia           100,200     4,478,940
                                                                                                       -----------
                                                                                                         8,747,880
                                                                                                       -----------
       PHARMACEUTICALS 9.9%
       Egis Nyrt .....................................................      Hungary           34,331     3,095,505
(a)    Veropharm .....................................................      Russia           166,412     3,336,504
                                                                                                       -----------
                                                                                                         6,432,009
                                                                                                       -----------
       ROAD & RAIL 3.0%
(a, c) Globaltrans Investment PLC, GDR, Reg S ........................      Russia           504,250     1,991,787
                                                                                                       -----------
       WIRELESS TELECOMMUNICATION SERVICES 9.2%
       Mobile TeleSystems ............................................      Russia         1,120,000     5,992,000
                                                                                                       -----------
       TOTAL COMMON STOCKS (COST $71,421,920) ........................                                  57,455,025
                                                                                                       -----------


                     Quarterly Statement of Investments | 3

Templeton Russia and East European Fund, Inc.

                                                                            COUNTRY         SHARES        VALUE
                                                                         -------------   -----------   -----------
       SHORT TERM INVESTMENTS (COST $8,086,358) 12.4%
       MONEY MARKET FUNDS 12.4%
(d)    Institutional Fiduciary Trust Money Market Portfolio, 0.00% ...   United States     8,086,358   $ 8,086,358
                                                                                                       -----------
       TOTAL INVESTMENTS (COST $79,508,278) 100.5% ...................                                  65,541,383
       OTHER ASSETS, LESS LIABILITIES (0.5)% .........................                                    (332,237)
                                                                                                       -----------
       NET ASSETS 100.0% .............................................                                 $65,209,146
                                                                                                       ===========

See Abbreviations on page 7.

(a)  Non-income producing.

(b) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2009, the value of this security was $1,159,340, representing 1.78% of net assets.

(c) Security was purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such a security cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. This security has been deemed liquid under guidelines approved by the Fund's Board of Directors. At June 30, 2009, the value of this security was $1,991,787, representing 3.05% of net assets.

(d) The Institutional Fiduciary Trust Money Market Portfolio is managed by an affiliate of the Fund's investment manager. The rate shown is the annualized seven-day yield at period end.

                     See Notes to Statement of Investments.


                     4 | Quarterly Statement of Investments

Templeton Russia and East European Fund, Inc.

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

1. ORGANIZATION

Templeton Russia and East European Fund, Inc. (Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company.

2. SECURITY VALUATION

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities. Investments in open-end mutual funds are valued at the closing net asset value.

Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. If no sale is reported at that time, the foreign equity security will be valued within the range of the most recent quoted bid and ask prices. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at the close of the NYSE on the day that the value of the security is determined. Occasionally, events may impact the availability or reliability of foreign exchange rates used to convert to the U.S. dollar equivalent value. If such an event occurs, the foreign exchange rate will be valued at fair value using procedures established and approved by the Fund's Board of Trustees.

The Fund has procedures to determine the fair value of individual securities and other assets for which market prices are not readily available or which may not be reliably priced. Methods for valuing these securities may include: fundamental analysis based upon the underlying investment book value, anticipated future cash flows, market changes in comparable or similar securities, matrix pricing, discounts from market prices of similar securities, or discounts applied due to the nature and duration of restrictions on the disposition of the securities. Due to the inherent uncertainty of valuations of such securities, the fair values may differ significantly from the values that would have been used had a ready market for such investments existed. Occasionally, events occur between the time at which trading in a security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a portfolio security held by the Fund. The investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services. All security valuation procedures are approved by the Fund's Board of Directors.


                     Quarterly Statement of Investments | 5

Templeton Russia and East European Fund, Inc.

3. INCOME TAXES

At June 30, 2009, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

Cost of investments ..........................   $ 80,898,196
                                                 ============
Unrealized appreciation ......................   $ 15,402,005
Unrealized depreciation ......................    (30,758,818)
                                                 ------------
Net unrealized appreciation (depreciation) ...   $(15,356,813)
                                                 ============

4. FAIR VALUE MEASUREMENTS

Financial Accounting Standards Board (FASB) Statement No. 157, "Fair Value Measurement" (SFAS 157) establishes a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2009, in valuing the Fund's assets carried at fair value:

                                     LEVEL 1       LEVEL 2    LEVEL 3      TOTAL
                                   -----------   ----------   -------   -----------
ASSETS:
   Investments in Securities:(a)
      Equity Securities:
         Food Products .........   $ 4,289,058   $1,159,340     $--     $ 5,448,398
         Metals & Mining .......     9,333,505       93,864      --       9,427,369
         All other Equity
            Investments(b) .....    42,579,258           --      --      42,579,258
      Short Term Investments ...     8,086,358           --      --       8,086,358
                                   -----------   ----------     ---     -----------
         Total Investements in
            Securities .........   $64,288,179   $1,253,204     $--     $65,541,383
                                   ===========   ==========     ===     ===========

(a)  Includes common stock as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.


                     6 | Quarterly Statement of Investments

Templeton Russia and East European Fund, Inc.

5. SUBSEQUENT EVENTS

Management has evaluated subsequent events through August 21, 2009 and determined that no events occurred that require disclosure.

ABBREVIATIONS

SELECTED PORTFOLIO

ADR - American Depository Receipt

GDR - Global Depository Receipt

For information on the Fund's policy regarding other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.


                     Quarterly Statement of Investments | 7


ITEM 2. CONTROLS AND PROCEDURES.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

ITEM 3. EXHIBITS.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Mark H. Otani, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TEMPLETON RUSSIA AND EAST EUROPEAN FUND, INC.


By /s/LAURA F. FERGERSON
  ------------------------------
       Laura F. Fergerson
       Chief Executive Officer -
       Finance and Administration
Date:  August 27, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
  ------------------------------
       Laura F. Fergerson
       Chief Executive Officer -
       Finance and Administration
Date:  August 27, 2009


By /s/MARK H. OTANI
 ------------------------------
       Mark H. Otani
       Chief Financial Officer and
       Chief Accounting Officer
Date:  August 27, 2009